GREENBERG TRAURIG, LLP

2700 Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

Phone: (215) 988-7800

Steven M. Felsenstein, Esq.

Direct Dial: (215) 988-7837

Direct Fax: (215) 717-5248

E-mail: felsenssteins@gtlaw.com

March 6, 2009

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Dreman Contrarian Funds

SEC File Nos. 333-145984 / 811-22118

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information dated March 2, 2009 for Dreman Contrarian Funds that would have been filed under paragraph (c) of Rule 497, would not have differed from those contained in Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Dreman Contrarian Funds, which was filed electronically with the U. S. Securities and Exchange Commission on March 2, 2009.

Very truly yours,

/s/ Steven M. Felsenstein

Steven M. Felsenstein

cc:	S. Deanna Larkin, Esq.